Acquisitions - Century narrative (Details) $ / shares in Units, R in Millions, $ in Millions			2 Months Ended	10 Months Ended		12 Months Ended
	Feb. 22, 2023 $ / shares	Feb. 21, 2023 $ / shares	Feb. 20, 2023 $ / shares	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 AUD ($)
Century
Disclosure of detailed information about business combination [line items]
Consideration per share (in AUD per share)			$ 1.1
Proportion of ownership interest in entity			19.89%
Century
Disclosure of detailed information about business combination [line items]
Consideration per share (in AUD per share)	$ 1.1	$ 1.10
Proportion of ownership interest in subsidiary	50.15%
Revenue contributed				R 2,251	$ 184
Profit contributed				R 4,767	$ 377
Revenue of combined entity as if combination occurred at beginning of period						R 3,085	$ 253
Profit (loss) of combined entity as if combination occurred at beginning of period						5,062	$ 403
Acquisition-related costs | R						R 18